Earnings Per Share - Schedule of Basic and Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to iQIYI, Inc.	¥ 953,414	$ 135,859	¥ 1,459,236
Net income attributable to iQIYI, Inc.'s ordinary shareholders	953,414	135,859	1,459,236
Class A Ordinary Shares
Numerator:
Net income attributable to iQIYI, Inc.	522,402	74,441	793,177
Net income attributable to iQIYI, Inc.'s ordinary shareholders	522,402	74,441	793,177
Allocation of net income available to iQIYI, Inc.'s ordinary shareholders	527,560	75,176	808,529
Reallocation of net income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	425,854	60,683	650,707
Numerator used for diluted earnings per share	¥ 953,414	$ 135,859	¥ 1,459,236
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,685,911,326	3,685,911,326	3,621,493,328
Conversion of Class B to Class A ordinary shares	3,041,097,278	3,041,097,278	3,041,097,278
Share-based awards	81,478,439	81,478,439	157,194,383
Weighted average number of ordinary shares outstanding, diluted	6,808,487,043	6,808,487,043	6,819,784,989
Earnings per share-basic | (per share)	¥ 0.14	$ 0.02	¥ 0.22
Earnings per share-diluted | (per share)	¥ 0.14	$ 0.02	¥ 0.21
Class B Ordinary Shares
Numerator:
Net income attributable to iQIYI, Inc.	¥ 431,012	$ 61,418	¥ 666,059
Net income attributable to iQIYI, Inc.'s ordinary shareholders	431,012	61,418	666,059
Allocation of net income available to iQIYI, Inc.'s ordinary shareholders	425,854	60,683	650,707
Reallocation of net income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	0	0	0
Numerator used for diluted earnings per share	¥ 425,854	$ 60,683	¥ 650,707
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,041,097,278	3,041,097,278	3,041,097,278
Conversion of Class B to Class A ordinary shares	0	0	0
Share-based awards	0	0	0
Weighted average number of ordinary shares outstanding, diluted	3,041,097,278	3,041,097,278	3,041,097,278
Earnings per share-basic | (per share)	¥ 0.14	$ 0.02	¥ 0.22
Earnings per share-diluted | (per share)	¥ 0.14	$ 0.02	¥ 0.21